Shareholder Report, Line Graph (Details) - USD ($)	Feb. 26, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024
C000247041
Account Value [Line Items]
Line Graph and Table Measure Name	Swan Enhanced Dividend Income ETF
Account Value	$ 10,000	$ 10,354	$ 10,168	$ 9,868	$ 10,194	$ 9,994
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	10,824	10,449	9,956	10,380	10,056
CBOE S&P 500 BUYWRITE INDEX - BXM
Account Value [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> BuyWrite Index
Account Value	$ 10,000	$ 10,415	$ 10,234	$ 10,124	$ 10,263	$ 10,042